Long-Term Debt, Net of Debt Issuance Costs and Discount (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long-Term Debt, Net of Debt Issuance Costs and Discount

Long-term debt, net of debt issuance costs and discount, as of December 31 consisted of the following (in thousands):

	2016	2015
Senior term loan—U.S.	$75,000	$74,375
Senior revolving loan—US	2,820	—
Subordinated convertible promissory notes—U.S.	—	10,000
Accounts receivable financing—EMEA	15,120	20,505
Unsecured financing—EMEA	4,638	8,572
Equipment financing—EMEA	15,813	—
Accounts receivable financing—Asia	—	6,622
Working capital loans—Asia	—	9,548
Equipment capital lease—U.S.	2,016	2,678
Equipment capital lease—EMEA	1,898	2,879
Construction financing—Mexico	—	1,204
Equipment capital lease—Mexico	8,037	37
Equipment loan—Mexico	103	164
Total long-term debt	125,445	136,584
Less: Debt issuance costs	(2,290)	(4,220)
Less: Discount on debt	—	(3,018)
Total long-term debt, net of debt issuance costs and discount	123,155	129,346
Less: Current maturities of long-term debt	(33,403)	(52,065)
Long-term debt, net of debt issuance costs, discount and current maturities	$89,752	$77,281

Schedule of Aggregate Annual Maturities of Debt	The aggregate annual maturities of debt at December 31, 2016 are as follows (in thousands):
2017	$33,403
2018	13,379
2019	7,471
2020	67,471
2021	3,721
Total	$125,445